Expense Example - FidelityGrowthIncomePortfolio-KPRO - FidelityGrowthIncomePortfolio-KPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579